CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 92.8%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising and Marketing Services -- 1.1%
-----------------------------------------------------------------------
Interact Commerce Corp.(1)                    175,500      $  2,073,094
-----------------------------------------------------------------------
                                                           $  2,073,094
-----------------------------------------------------------------------
Aerospace and Defense -- 1.8%
-----------------------------------------------------------------------
BE Aerospace, Inc.(1)                          40,000      $    275,000
Boeing Company (The)                           66,000         2,759,625
Hexcel Corp.(1)                                20,000           190,000
-----------------------------------------------------------------------
                                                           $  3,224,625
-----------------------------------------------------------------------
Apparel -- 1.0%
-----------------------------------------------------------------------
Reebok International Ltd.(1)                  117,000      $  1,864,687
-----------------------------------------------------------------------
                                                           $  1,864,687
-----------------------------------------------------------------------
Banks and Money Services -- 3.6%
-----------------------------------------------------------------------
Citigroup                                      40,000      $  2,410,000
Metris Companies, Inc.                        167,501         4,208,450
-----------------------------------------------------------------------
                                                           $  6,618,450
-----------------------------------------------------------------------
Batteries -- 1.0%
-----------------------------------------------------------------------
Energizer Holdings, Inc.(1)                   100,000      $  1,825,000
-----------------------------------------------------------------------
                                                           $  1,825,000
-----------------------------------------------------------------------
Beverages -- 0.6%
-----------------------------------------------------------------------
Seagrams Co. Ltd.                              17,500      $  1,015,000
-----------------------------------------------------------------------
                                                           $  1,015,000
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.6%
-----------------------------------------------------------------------
Radio One, Inc.(1)                             15,000      $    443,437
Radio One, Inc., Class D(1)                    30,000           661,875
-----------------------------------------------------------------------
                                                           $  1,105,312
-----------------------------------------------------------------------
Business Products and Services -- 0.3%
-----------------------------------------------------------------------
Ceridian Corp.(1)                              25,000      $    601,562
-----------------------------------------------------------------------
                                                           $    601,562
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 3.9%
-----------------------------------------------------------------------
Complete Business Solutions, Inc.(1)          132,000      $  2,318,250
Critical Path, Inc.(1)                         15,000           874,687
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Business Services - Miscellaneous (continued)
-----------------------------------------------------------------------
Forrester Research, Inc.(1)                     2,200      $    160,187
Heidrick and Struggles International,
Inc.(1)                                        27,500         1,735,937
Manpower, Inc.                                  1,000            32,000
Thermo Cardiosystems, Inc.(1)                 200,000         2,000,000
-----------------------------------------------------------------------
                                                           $  7,121,061
-----------------------------------------------------------------------
Communications Equipment -- 0.3%
-----------------------------------------------------------------------
ECI Telecom, Ltd.                              14,800      $    529,100
-----------------------------------------------------------------------
                                                           $    529,100
-----------------------------------------------------------------------
Communications Services -- 1.5%
-----------------------------------------------------------------------
ALLTEL Corp.                                   15,000      $    929,062
BellSouth Corp.                                30,000         1,278,750
Winstar Communications, Inc.(1)                15,000           508,125
-----------------------------------------------------------------------
                                                           $  2,715,937
-----------------------------------------------------------------------
Computer Equipment -- 3.5%
-----------------------------------------------------------------------
Brocade Communications Systems, Inc.(1)        20,000      $  3,669,688
Clarent Corp.(1)                               10,000           715,000
Emulex Corp.(1)                                30,000         1,970,625
-----------------------------------------------------------------------
                                                           $  6,355,313
-----------------------------------------------------------------------
Computer Services -- 5.3%
-----------------------------------------------------------------------
Concord EFS, Inc.(1)                          212,500      $  5,525,000
ePresence, Inc.(1)                              5,000            36,250
iGATE Capital Corp.(1)                         20,000           275,000
Profit Recovery Group International,
Inc.(1)                                       121,500         2,019,938
SunGard Data Systems, Inc.(1)                  60,000         1,860,000
-----------------------------------------------------------------------
                                                           $  9,716,188
-----------------------------------------------------------------------
Computer Software -- 2.3%
-----------------------------------------------------------------------
BindView Development Corp.(1)                  50,000      $    600,000
Intuit, Inc.(1)                                 1,000            41,375
Mercury Interactive Corp.(1)                   10,000           967,500
Microsoft Corp.(1)                             10,000           800,000
Pinnacle Systems, Inc.(1)                      25,000           562,110
Project Software and Development,
Inc.(1)                                        60,000         1,080,000
Software.com, Inc.(1)                             500            64,938
-----------------------------------------------------------------------
                                                           $  4,115,923
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Computers and Business Equipment -- 1.2%
-----------------------------------------------------------------------
Dell Computer Corp.(1)                          8,000      $    394,500
Insight Enterprises, Inc.(1)                   30,000         1,779,375
-----------------------------------------------------------------------
                                                           $  2,173,875
-----------------------------------------------------------------------
Distribution -- 8.5%
-----------------------------------------------------------------------
AmeriSource Health Corp., Class A(1)           48,049      $  1,489,519
Cardinal Health, Inc.                          78,426         5,803,524
Tech Data Corp.(1)                            190,000         8,276,875
-----------------------------------------------------------------------
                                                           $ 15,569,918
-----------------------------------------------------------------------
Drugs -- 5.4%
-----------------------------------------------------------------------
Alpharma, Inc.                                 59,556      $  3,707,361
Elan Corp., PLC ADR(1)                         32,000         1,550,000
Lilly (Eli) & Co.                              15,000         1,498,125
Teva Pharmaceutical Industries Ltd.            55,834         3,095,297
-----------------------------------------------------------------------
                                                           $  9,850,783
-----------------------------------------------------------------------
Electrical Equipment -- 1.2%
-----------------------------------------------------------------------
C&D Technology, Inc.                           40,000      $  2,260,000
-----------------------------------------------------------------------
                                                           $  2,260,000
-----------------------------------------------------------------------
Electronic Components - Instruments -- 1.0%
-----------------------------------------------------------------------
C-MAC Industries, Inc.                         20,000      $    944,880
Keithley Instruments, Inc.                     10,000           871,250
-----------------------------------------------------------------------
                                                           $  1,816,130
-----------------------------------------------------------------------
Electronics - Instruments -- 1.1%
-----------------------------------------------------------------------
Credence Systems Corp.(1)                      30,000      $  1,655,625
Mechanical Technology, Inc.(1)                 21,000           315,000
-----------------------------------------------------------------------
                                                           $  1,970,625
-----------------------------------------------------------------------
Electronics - Semiconductors -- 7.1%
-----------------------------------------------------------------------
Advanced Micro Devices, Inc.(1)                40,000      $  3,090,000
Analog Devices, Inc.(1)                        20,000         1,520,000
Cirrus Logic, Inc.(1)                          50,000           800,000
Conexant Systems(1)                            40,000         1,945,000
Micron Technology, Inc.(1)                     37,000         3,258,313
National Semiconductor Corp.(1)                10,000           567,500
SanDisk Corp.(1)                               30,000         1,835,625
-----------------------------------------------------------------------
                                                           $ 13,016,438
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Financial - Miscellaneous -- 0.6%
-----------------------------------------------------------------------
MGIC Investment Corp.                          25,000      $  1,137,500
-----------------------------------------------------------------------
                                                           $  1,137,500
-----------------------------------------------------------------------
Financial Services - Miscellaneous -- 2.2%
-----------------------------------------------------------------------
Finova Group, Inc.                            100,000      $  1,300,000
Providian Financial Corp.                      30,000         2,700,000
-----------------------------------------------------------------------
                                                           $  4,000,000
-----------------------------------------------------------------------
Foods -- 4.1%
-----------------------------------------------------------------------
Nabisco Holdings Corp.                        286,000      $  7,418,125
-----------------------------------------------------------------------
                                                           $  7,418,125
-----------------------------------------------------------------------
Gaming -- 0.2%
-----------------------------------------------------------------------
Penn National Gaming Inc.(1)                   22,700      $    309,288
-----------------------------------------------------------------------
                                                           $    309,288
-----------------------------------------------------------------------
Health Services -- 2.3%
-----------------------------------------------------------------------
Caremark Rx, Inc.(1)                          150,000      $  1,021,875
Express Scripts, Inc.(1)                       22,000         1,366,750
MedQuist, Inc.(1)                              55,000         1,870,000
-----------------------------------------------------------------------
                                                           $  4,258,625
-----------------------------------------------------------------------
Information Services -- 0.5%
-----------------------------------------------------------------------
Cambridge Technology Partners, Inc.(1)        101,250      $    882,779
Lante Corp.(1)                                     50             1,022
-----------------------------------------------------------------------
                                                           $    883,801
-----------------------------------------------------------------------
Insurance -- 0.8%
-----------------------------------------------------------------------
Aetna, Inc.                                     5,000      $    320,938
Oxford Health Plans, Inc.(1)                   20,000           476,250
Progressive Corp.                              10,000           740,000
-----------------------------------------------------------------------
                                                           $  1,537,188
-----------------------------------------------------------------------
Investment Services -- 0.0%
-----------------------------------------------------------------------
Savvis Communications Corp.(1)                     50      $        653
-----------------------------------------------------------------------
                                                           $        653
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 0.7%
-----------------------------------------------------------------------
Novoste Corp.(1)                               20,000      $  1,220,000
-----------------------------------------------------------------------
                                                           $  1,220,000
-----------------------------------------------------------------------
Metals - Industrial -- 3.5%
-----------------------------------------------------------------------
Precision Castparts Corp.                     132,000      $  5,973,000
RTI International Metals, Inc.(1)              40,000           455,000
-----------------------------------------------------------------------
                                                           $  6,428,000
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 7.0%
-----------------------------------------------------------------------
Baker Hughes, Inc.                             85,000      $  2,720,000
Halliburton Co.                                48,000         2,265,000
Precision Drilling Corp.                      200,000         7,725,000
-----------------------------------------------------------------------
                                                           $ 12,710,000
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.1%
-----------------------------------------------------------------------
Enron Corp.                                    30,000      $  1,935,000
-----------------------------------------------------------------------
                                                           $  1,935,000
-----------------------------------------------------------------------
Optical Components -- 0.6%
-----------------------------------------------------------------------
Avanex Corp.(1)                                   100      $      9,550
Corning, Inc.                                   3,000           809,625
MRV Communications, Inc.(1)                     5,000           336,250
-----------------------------------------------------------------------
                                                           $  1,155,425
-----------------------------------------------------------------------
Pharmaceuticals - Generic -- 1.8%
-----------------------------------------------------------------------
Alza Corp.(1)                                  54,324      $  3,211,907
-----------------------------------------------------------------------
                                                           $  3,211,907
-----------------------------------------------------------------------
Printing and Business Products -- 0.5%
-----------------------------------------------------------------------
Electronics for Imaging(1)                     34,000      $    860,625
-----------------------------------------------------------------------
                                                           $    860,625
-----------------------------------------------------------------------
Publishing -- 1.0%
-----------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                   10,000      $    540,000
Playboy Enterprises, Inc.(1)                  100,000         1,287,500
-----------------------------------------------------------------------
                                                           $  1,827,500
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Retail -- 2.2%
-----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)              520,000      $  4,095,000
-----------------------------------------------------------------------
                                                           $  4,095,000
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.4%
-----------------------------------------------------------------------
Electro Scientific Industries, Inc.(1)          2,500      $    110,078
Varian Semiconductor Equipment
Associates, Inc.(1)                            38,500         2,418,281
-----------------------------------------------------------------------
                                                           $  2,528,359
-----------------------------------------------------------------------
Semiconductors -- 3.5%
-----------------------------------------------------------------------
Actel Corp.(1)                                 57,500      $  2,623,438
AudioCodes Ltd.(1)                             20,500         2,460,000
Galileo Technology Ltd.(1)                     60,000         1,290,000
-----------------------------------------------------------------------
                                                           $  6,373,438
-----------------------------------------------------------------------
Telecommunication Equipment -- 0.8%
-----------------------------------------------------------------------
Accelerated Networks, Inc.(1)                   3,350      $    141,328
Alcatel ADR                                     7,000           465,500
Paradyne Networks, Inc.(1)                     25,000           814,063
-----------------------------------------------------------------------
                                                           $  1,420,891
-----------------------------------------------------------------------
Telecommunications Services -- 1.3%
-----------------------------------------------------------------------
Nextel Communications, Inc., Class A(1)        40,000      $  2,447,500
-----------------------------------------------------------------------
                                                           $  2,447,500
-----------------------------------------------------------------------
Tobacco -- 2.2%
-----------------------------------------------------------------------
Philip Morris Co., Inc.                       154,500      $  4,103,906
-----------------------------------------------------------------------
                                                           $  4,103,906
-----------------------------------------------------------------------
Transportation -- 0.7%
-----------------------------------------------------------------------
Kansas City Southern Industries, Inc.          15,000      $  1,330,313
-----------------------------------------------------------------------
                                                           $  1,330,313
-----------------------------------------------------------------------
Wireless Communication Services -- 1.5%
-----------------------------------------------------------------------
VoiceStream Wireless Corp.(1)                  23,500      $  2,732,977
-----------------------------------------------------------------------
                                                           $  2,732,977
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $149,692,619)                          $169,465,042
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.9%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.9%
-----------------------------------------------------------------------
Freeport McMoRan Copper & Gold, 5%
Series CV                                     125,000      $  1,664,062
-----------------------------------------------------------------------
                                                           $  1,664,062
-----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $2,872,500)                            $  1,664,062
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corp. of North America,
6.89%, 7/3/00                                $  6,142      $  6,139,649
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost $6,139,649)                          $  6,139,649
-----------------------------------------------------------------------
Total Investments -- 97.1%
   (identified cost $158,704,768)                          $177,268,753
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                     $  5,378,076
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $182,646,829
-----------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $158,704,768)        $177,268,753
Cash                                             3,557
Receivable for investments sold              7,921,482
Dividends receivable                           247,165
------------------------------------------------------
TOTAL ASSETS                              $185,440,957
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  2,766,456
Payable to affiliate for Trustees' fees          3,796
Accrued expenses                                23,876
------------------------------------------------------
TOTAL LIABILITIES                         $  2,794,128
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $182,646,829
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $164,082,844
Net unrealized appreciation (computed on
   the basis of identified cost)            18,563,985
------------------------------------------------------
TOTAL                                     $182,646,829
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
JUNE 30, 2000
Investment Income
------------------------------------------------------
Interest                                  $    152,496
Dividends (net of foreign taxes, $1,640)       551,315
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    703,811
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    362,971
Trustees fees and expenses                       4,878
Custodian fee                                   30,732
Legal and accounting services                   13,695
Miscellaneous                                    3,982
------------------------------------------------------
TOTAL EXPENSES                            $    416,258
------------------------------------------------------

NET INVESTMENT INCOME                     $    287,553
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  4,116,731
------------------------------------------------------
NET REALIZED GAIN                         $  4,116,731
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(11,266,026)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(11,266,026)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (7,149,295)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (6,861,742)
------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE)                       JUNE 30, 2000
IN NET ASSETS                             (UNAUDITED)(1)
--------------------------------------------------------
From operations --
   Net investment income                  $     287,553
   Net realized gain                          4,116,731
   Net change in unrealized
      appreciation (depreciation)           (11,266,026)
--------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (6,861,742)
--------------------------------------------------------
Capital transactions --
   Net assets contributed by Eaton Vance
      Balanced Fund                       $ 196,706,145
   Contributions                              6,143,054
   Withdrawals                              (13,440,638)
--------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $ 189,408,561
--------------------------------------------------------

NET INCREASE IN NET ASSETS                $ 182,546,819
--------------------------------------------------------

Net Assets
--------------------------------------------------------
At beginning of period                    $     100,010
--------------------------------------------------------
AT END OF PERIOD                          $ 182,646,829
--------------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  JUNE 30, 2000
                                  (UNAUDITED)(1)
------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              0.71%(2)
   Net investment income                 0.49%(2)
Portfolio Turnover                        122%
------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                   $182,647
------------------------------------------------

 (1) For the period from the start of business, March 7, 2000, to June 30, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term growth of capital by investing in a portfolio consisting of common stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Listed or unlisted securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios custodian fees are reported as a reduction of expenses on the Statement of Operations.

 G Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the security sold.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the

CAPITAL GROWTH PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 5/96 of 1% (0.625% annualized) of the Portfolio's average daily net assets up to $300 million and 1/24 of 1% (0.50% annualized) of average daily net assets of $300 million and more. For the period ended June 30, 2000 the fee was equivalent to 0.63% (annualized) of the Portfolio's average net assets for such period and amounted to $362,971. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their service to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $332,106,690 and $209,498,528, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $158,704,768
    ------------------------------------------------------
    Gross unrealized appreciation             $ 28,463,927
    Gross unrealized depreciation               (9,899,942)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 18,563,985
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

6 Transfer of Net Assets
-------------------------------------------
   Prior to the opening of business on March, 7, 2000, Eaton Vance Balanced Fund, pursuant to an Agreement and Plan of Reorganization dated February 29, 2000, contributed net assets to the Portfolio of $196,706,145, in exchange for an interest therein, including $29,830,011 of net unrealized appreciation. The transaction was structured for tax purposes to qualify as a tax free exchange under the Internal Revenue Code.

EATON VANCE BALANCED FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

CAPITAL GROWTH PORTFOLIO

Officers
James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees
Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                                       26